Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Unobservable Inputs to Valuation of Financial Instrument (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movie income right investments of US$3,936,000 [Member]
Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Unobservable Inputs to Valuation of Financial Instrument (Details) [Line Items]
Valuation Technique			Discounted cash flow model
Significant unobservable input			Discount rate takes into account weighted average cost of capital using a Capital Asset Pricing Model ranged from 10.40% to 12.59% and expected ticket sales performance and expected movie production costs
Sensitivity of value to the input			5% increase/decrease in the discount rate results in decrease/increase in fair value by 0.2%/0.1%
Movie income right investments of US$5,863,000 [Member]
Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Unobservable Inputs to Valuation of Financial Instrument (Details) [Line Items]
Valuation Technique		Discounted cash flow model
Significant unobservable input		Discount rate takes into account weighted average cost of capital using a Capital Asset Pricing Model ranged from 10.40% to 12.59% and expected ticket sales performance and expected movie production costs
Sensitivity of value to the input		5% increase/decrease in the discount rate results in decrease/increase in fair value by 0.2%/0.1%
Movie income right investments of US$12,040,000 [Member]
Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Unobservable Inputs to Valuation of Financial Instrument (Details) [Line Items]
Valuation Technique	Discounted cash flow model
Significant unobservable input	Discount rate takes into account weighted average cost of capital using a Capital Asset Pricing Model ranged from 10.40% to 12.59% and expected ticket sales performance and expected movie production costs
Sensitivity of value to the input	5% increase/decrease in the discount rate results in decrease/increase in fair value by 0.2%/0.1%
Warrants issued by TGE SPAC [Member]
Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Unobservable Inputs to Valuation of Financial Instrument (Details) [Line Items]
Valuation Technique	Black-Scholes Simulation Model
Significant unobservable input	Risk-free rate of 3.93%, Estimated implied volatility of 1.94%, market adjustment of 29.52%
Sensitivity of value to the input	5% increase/decrease in the volatility or market adjustments results in decrease/increase in fair value by 0.2%/0.1%